Insured California Series 58
                                                          File No. 33-45205
                                        Investment Company Act No. 811-3676


                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                           POST-EFFECTIVE AMENDMENT NO. 5
                                     TO FORM S-6


For Registration Under the Securities Act of 1933 of Securities of Unit In-vestment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust:

          DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA SERIES 58

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C.   Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agent for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005

     /x/ Check box if it is proposed that this filing should become effec-tive immediately upon filing pursuant to paragraph(b) of Rule 485.







                           Cross Reference Sheet

                  Pursuant to Rule 404(c) of Regulation C
                     under the Securities Act of 1933

               (Form N-8B-2 Items required by Instruction 1
                       as to Prospectus on Form S-6)


Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     I.  Organization and General Information

1.   (a)  Name of Trust                Front Cover
     (b)  Title of securities issued

2.   Name and address of Depositor     Table of Contents

3.   Name and address of Trustee       Table of Contents

4.   Name and address of principal     Table of Contents
     Underwriter

5.   Organization of Trust             Introduction

6.   Execution and termination of      Introduction; Amendment
     Indenture                         and Termination of the
                                       Indenture

7.   Changes of name                   *30

8.   Fiscal Year                       Included in Form N-8B-2

9.   Litigation                        *30

     II.  General Description of the Trust
          and Securities of the Trust

10.  General Information regarding
     Trust's Securities and Rights
     of Holders

     (a)  Type of Securities           Rights of Unit Holders
          (Registered or Bearer)

     (b)  Type of Securities           Administration of the
          (Cumulative or Distribu-     Trust-Distribution
          tive)

__________________

*30  Not applicable, answer negative or not required.







Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (c)  Rights of Holders as to      Redemption; Public Of-
          Withdrawal or Redemption     fering of Units-
                                       Secondary Market

     (d)  Rights of Holders as to      Public Offering of
          conversion, transfer, etc.   Units-Secondary Market;
                                       Exchange Option; Re-
                                       demption; Rights of
                                       Unit Holders-
                                       Certificates

     (e)  Lapses or defaults with      *30
          respect to periodic pay-
          ment plan certificates

     (f)  Voting rights as to Secu-    Rights of Unit Holders-
          rities under the Indenture   Certain Limitations

     (g)  Notice to Holders as to      Amendment and Termina-
          change in:                   tion of the Indenture

          1)   Assets of Trust         Administration of the
                                       Trust-Reports to Unit
                                       Holders; The Trust-
                                       Summary Description of
                                       the Portfolios

          2)   Terms and Conditions    Amendment and Termina-
               of Trust's Securities   tion of the Indenture

          3)   Provisions of Trust     Amendment and Termina-
                                       tion of the Indenture

          4)   Identity of Depositor   Sponsor; Trustee
               and Trustee

     (h)  Security Holders' consent
          required to change:

          1)   Composition of assets   Amendment and Termina-
               of Trust                tion of the Indenture

          2)   Terms and conditions    Amendment and Termina-
               of Trust's Securities   tion of the Indenture



__________________

*30  Not applicable, answer negative or not required.







Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

          3)   Provisions of Inden-    Amendment and Termina-
               ture                    tion of the Indenture

          4)   Identity of Depositor   *30
               and Trustee

     (i)  Other Provisions             Cover of Prospectus;
                                       Tax Status

11.  Type of securities comprising     The Trust-Summary De-
     units                             scription of the Port-
                                       folios; Objectives and
                                       Securities Selection;
                                       The Trust-Special Con-
                                       siderations

12.  Type of securities comprising     *30
     periodic payment certificates

13.  (a)  Load, fees, expenses, etc.   Summary of Essential
                                       Information; Public Of-
                                       fering of Units-Public
                                       Offering Price;-Profit
                                       of Sponsor;-Volume Dis-
                                       count; Expenses and
                                       Charges

     (b)  Certain information re-      *30
          garding periodic payment
          certificates

     (c)  Certain percentages          Summary of Essential
                                       Information; Public Of-
                                       fering of Units-Public
                                       Offering Price;-Profit
                                       of Sponsor;-Volume Dis-
                                       count

     (d)  Price differentials          Public Offering of
                                       Units - Public Offering
                                       Price

     (e)  Certain other fees, etc.     Rights of Unit Holders
          payable by holders           - Certificates



__________________

*30  Not applicable, answer negative or not required.







Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (f)  Certain profits receivable   Redemption - Purchase
          by depositor, principal      by the Sponsors of
          underwriters, trustee or     Units Tendered for Re-
          affiliated persons           demption

     (g)  Ratio of annual charges to   *30
          income

14.  Issuance of trust's securities    Introduction; Rights of
                                       Unit Holders - Certifi-
                                       cates

15.  Receipt and handling of pay-      Public Offering of
     ments from purchasers             Units-Profit of Sponsor

16.  Acquisition and disposition of    Introduction; Amendment
     underlying securities             and Termination of the
                                       Indenture; Objectives
                                       and Securities Selec-
                                       tion; The Trust-Summary
                                       Description of the
                                       Portfolio; Sponsor-
                                       Responsibility

17.  Withdrawal or redemption by Se-   Redemption; Public Of-
     curity Holders                    fering of Units - Sec-
                                       ondary Market

18.  (a)  Receipt and disposition of   Administration of the
          income                       Trust; Reinvestment
                                       Programs

     (b)  Reinvestment of distribu-    Reinvestment Programs
          tions

     (c)  Reserves or special fund     Administration of the
                                       Trust-Distribution

     (d)  Schedule of distribution     *30

19.  Records, accounts and report      Administration of the
                                       Trust-Records and Ac-
                                       counts;-Reports to Unit
                                       Holders



__________________

*30  Not applicable, answer negative or not required.







Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

20.  Certain miscellaneous provi-      Amendment and Termina-
     sions of the Indenture            tion of the Indenture;
                                       Sponsor - Limitation on
                                       Liability - Resigna-
                                       tion; Trustee - Limita-
                                       tion on Liability -
                                       Resignation

21.  Loans to security holders         *30

22.  Limitations on liability          Sponsor, Trustee;
                                       Evaluator - Limitation
                                       on Liability

23.  Bonding arrangements              Included on Form N-8B-2

24.  Other material provisions of      *30
     the Indenture

     III.  Organization Personnel and
           Affiliated Persons of Depositor

25.  Organization of Depositor         Sponsor

26.  Fees received by Depositor        Expenses and Charges -
                                       Fees; Public Offering
                                       of Units-Profit of
                                       Sponsor

27.  Business of Depositor             Sponsor and Included in
                                       Form N-8B-2

28.  Certain information as to offi-   Included in Form N-8B-2
     cials and affiliated persons of
     Depositor

29.  Voting securities of Depositor    Included in Form N-8B-2

30.  Persons controlling Depositor     *30

31.  Payments by Depositor for cer-    *30
     tain other services

32.  Payments by Depositor for cer-    *30
     tain other services rendered to
     trust

__________________

*30  Not applicable, answer negative or not required.







Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

33.  Remuneration of employees of      *30
     Depositor for certain services
     rendered to trust

34.  Remuneration of other persons
     for certain services rendered     *30
     to trust

     IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securi-   Public Offering of
     ties by states                    Units-Public Distribu-
                                       tion

36.  Suspension of sales of trust's    *30
     securities

37.  Revocation of authority to dis-   *30
     tribute

38.  (a)  Method of distribution       Public Offering of
     (b)  Underwriting agreements      Units
     (c)  Selling agreements

39.  (a)  Organization of principal    Sponsor
          underwriter
     (b)  N.A.S.D. membership of
          principal underwriter

40.  Certain fees received by prin-    Public Offering of
     cipal underwriter                 Units-Profit of Sponsor

41.  (a)  Business of principal un-    Sponsor
          derwriter

     (b)  Branch officers of princi-   *30
          pal underwriter

     (c)  Salesman of principal un-    *30
          derwriter

42.  Ownership of trust's securities   *30
     by certain persons




__________________

*30  Not applicable, answer negative or not required.







Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

43.  Certain brokerage commissions     *30
     received by principal under-
     writer

44.  (a)  Method of valuation          Public Offering of
                                       Units

     (b)  Schedule as to offering      *30
          price

     (c)  Variation in offering        Public Offering of
          price to certain persons     Units--Volume Discount;
                                       Exchange Option

45.  Suspension of redemption rights   *30

46.  (a)  Redemption valuation         Public Offering of
                                       Units-Secondary Market;
                                       Redemption

     (b)  Schedule as to redemption    *30
          price

47.  Maintenance of position in un-    See items 10(d), 44 and
     derlying securities               46

     V.  Information concerning the Trustee or Custodian

48.  Organization and regulation of    Trustee
     Trustee

49.  Fees and expenses of Trustee      Expenses and Charges

50.  Trustee's lien                    Expenses and Charges

     VI.  Information concerning Insurance
          of Holders of Securities

51.  (a)  Name and address of Insur-   *30
          ance Company

     (b)  Type of policies             *30

     (c)  Type of risks insured and    *30
          excluded


__________________

*30  Not applicable, answer negative or not required.







Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

     (d)  Coverage of policies         *30

     (e)  Beneficiaries of policies    *30

     (f)  Terms and manner of can-     *30
          cellation

     (g)  Method of determining pre-   *30
          miums

     (h)  Amount of aggregate premi-   *30
          ums paid

     (i)  Who receives any part of     *30
          premiums

     (j)  Other material provisions    *30
          of the Trust relating to
          insurance

     VII.  Policy of Registrant

52.  (a)  Method of selecting and      Introduction; Objec-
          eliminating securities       tives and Securities
          from the Trust               Selection; The Trust -
                                       Summary Description of
                                       the Portfolio; Sponsor
                                       - Responsibility

     (b)  Elimination of securities    *30
          from the Trust

     (c)  Policy of Trust regarding    Introduction; Objec-
          substitution and elimina-    tives and Securities
          tion of securities           Selection; Sponsor -
                                       Responsibility

     (d)  Description of any funda-    *30
          mental policy of the Trust

53.  Taxable status of the Trust       Cover of Prospectus;
                                       Tax Status

     VIII.  Financial and Statistical Information



__________________

*30  Not applicable, answer negative or not required.







Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus

54.  Information regarding the         *30
     Trust's past ten fiscal years

55.  Certain information regarding     *30
     periodic payment plan certifi-
     cates

56.  Certain information regarding     *30
     periodic payment plan certifi-
     cates

57.  Certain information regarding     *30
     periodic payment plan certifi-
     cates

58.  Certain information regarding     *30
     periodic payment plan certifi-
     cates

59.  Financial statements              Statement of Financial
     (Instruction 1(c) to Form S-6)    Condition


























__________________

*30  Not applicable, answer negative or not required.







LOGO


DEAN WITTER SELECT
MUNICIPAL TRUST


INSURED CALIFORNIA SERIES 58

Standard & Poor's Corporation Rating:  AAA

(Unit Investment Trusts)

_______________________________________________________________

This Trust was formed for the purpose of providing interest income which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depend-ing on the Unit Holders) and is exempt from State of California income taxes to individual Unit Holders resident in the State of California, through investment in a fixed portfolio consisting primarily of insured long-term California state, municipal and public authority debt obliga-tions. The value of the Units of the Insured Trust will fluctuate with the value of the portfolio of underlying Securities. The Units of the Trust are rated AAA by Standard & Poor's Corporation because all of the Securi-ties have been irrevocably insured by insurance provided by the respective Issuers thereof or obtained by third parties. Minimum Purchase: 1 Unit.
_______________________________________________________________

This Prospectus consists of two parts. Part A contains a Summary of Essen-tial Information and descriptive material relating to the Trust, and the portfolio and financial statements of the Trust. Part B contains a general description of the Trust. Part A may not be distributed unless accompanied by Part B.
_______________________________________________________________

The Initial Public Offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been ac-quired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the Secondary Market.
_______________________________________________________________

Sponsor:  LOGO                       DEAN WITTER REYNOLDS INC.
_______________________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________







Read and retain both parts of this Prospectus for future reference.

Units of the Trust are not deposits or obligations of, or guaranteed or en-dorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.

                 Prospectus Part A dated September 4, 1997







THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

THE USE OF THE TERM "INSURED" IN THE NAME OF THIS A DOES NOT MEAN THAT THE TRUST UNITS ARE INSURED BY ANY GOVERNMENTAL OR PRIVATE ORGANIZATION. THE TRUST UNITS ARE NOT INSURED.

                    DEAN WITTER SELECT MUNICIPAL TRUST
                       INSURED CALIFORNIA SERIES 58


                             TABLE OF CONTENTS


                                                         Page

PART A

Table of Contents.....................................    A-1
Summary of Essential Information......................    A-3
Independent Auditor's Report..........................    F-1

PART B

Introduction..........................................      1
The Trust.............................................      2
     Special Considerations...........................      2
     Summary Description of the Portfolios............      3
Insurance on the Securities in an Insured Trust.......     21
Objectives and Securities Selection...................     25
The Units.............................................     26
Tax Status............................................     27
Public Offering of Units..............................     32
     Public Offering Price............................     32
     Public Distribution..............................     33
     Secondary Market.................................     34
     Profit of Sponsor................................     35
     Volume Discount..................................     35
Exchange Option.......................................     36
Reinvestment Programs.................................     37
Redemption............................................     38
     Tender of Units..................................     38
     Computation of Redemption Price per Unit.........     39
     Purchase by the Sponsor of Units Tendered
       for Redemption.................................     39
Rights of Unit Holders................................     40
     Certificates.....................................     40
     Certain Limitations..............................     40

                                    A-1







                                                         Page

Expenses and Charges..................................     40
     Initial Expenses.................................     40
     Fees.............................................     40
     Other Charges....................................     41
Administration of the Trust...........................     42
     Records and Accounts.............................     42
     Distribution.....................................     42
     Distribution of Interest and Principal...........     42
     Reports to Unit Holders..........................     44
Sponsor...............................................     45
Trustee...............................................     47
Evaluator.............................................     48
Amendment and Termination of the Indenture............     49
Legal Opinions........................................     50
Auditors..............................................     50
Bond Ratings..........................................     50
Federal Tax Free vs. Taxable Income...................     54


                                 Sponsor:

                         Dean Witter Reynolds Inc.
                          Two World Trade Center
                         New York, New York  10048

                                Evaluator:

                       Kenny S&P Evaluation Services
                    A Division of J.J. Kenny Co., Inc.
                                65 Broadway
                         New York, New York  10006

                                 Trustee:

                         The Chase Manhattan Bank
                              270 Park Avenue
                         New York, New York  10017


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                       INSURED CALIFORNIA SERIES 58

                                           As of June 30, 1997




FACE AMOUNT OF SECURITIES          $3,575,000.00      DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT                .0157%
NUMBER OF UNITS                            3,559
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST IN                        Public Offering Price)<F2>               5.358%
  THE TRUST REPRESENTED BY EACH
  UNIT                                 1/3,559th      ESTIMATED LONG TERM RETURN (based on
                                                        Public Offering Price)<F2>               4.716%
PUBLIC OFFERING PRICE
                                                      MONTHLY INTEREST DISTRIBUTIONS
  Aggregate bid side evaluation
    of Securities in the Trust     $3,619,342.00        Estimated net annual interest rate
                                                          per Unit times $1,000                 $56.47
  Divided by 3,559 Units           $    1,016.95        Divided by 12                           $ 4.71

  Plus sales charge of 3.508% of                      RECORD DATE:  The ninth day of each
    Public Offering Price (3.635%                       month
    of net amount invested in
    Securities)                            36.97      DISTRIBUTION DATE:  The fifteenth
                                                        day of each month
Public Offering Price per Unit          1,053.92
                                                      MINIMUM PRINCIPAL DISTRIBUTION:  No
  Plus undistributed principal and                      distribution need be made from the
    net investment income and                           Principal Account if balance therein
    accrued interest                       16.12<F1>    is less than $1.00 per Unit outstanding

    Adjusted Public Offering Price $    1,070.04      TRUSTEE'S ANNUAL FEE AND EXPENSES (in-
                                                        cluding estimated expenses and
                                                        Evaluator's fee) $1.90 per $1,000
SPONSOR'S REPURCHASE PRICE AND                          face amount of underlying Securities    $ 1.90
  REDEMPTION PRICE PER UNIT (based
  on bid side evaluation of underlying                SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  Securities, $36.97 less than                          FEE:  Maximum of $.25 per $1,000
  Adjusted Public Offering Price                        face amount of underlying Securities       .25
  per Unit)                        $    1,033.07
                                                      TOTAL ESTIMATED ANNUAL EXPENSES
                                                        PER UNIT                                $ 2.15
CALCULATION OF ESTIMATED NET
  ANNUAL INTEREST RATE PER UNIT                       EVALUATOR'S FEE FOR EACH EVALUATION:  Maximum
  (based on face amount of $1,000                       of $4.00
  per Unit)
                                                      EVALUATION TIME:  4:00 P.M. New York Time
  Annual interest rate per Unit            5.862%
                                                      MANDATORY TERMINATION DATE:  January 1, 2041
  Less estimated annual expenses per
    Unit ($2.15) expressed as a
    percentage                              .215%     DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the value
Estimated net annual interest                           of the portfolio of the Trust at any time is
  rate per Unit                            5.647%       less than $1,500,000.



    <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on June 30, 1997.

    <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)

                                                A-3






                     SUMMARY OF ESSENTIAL INFORMATION
                                (Continued)

          THE INSURED TRUST -- The Dean Witter Select Municipal Trust, In-sured California Series 58 (the "Insured Trust" or the "Trust") is a unit investment trust which was created on July 29, 1992 (the "Date of De-posit"), and is composed of "AAA rated" insured interest-bearing municipal bonds (the "Securities") issued by entities primarily located in the State of California. (For a description of the meaning of "AAA rated" securi-ties, see: "Bond Ratings", in Part B.) The objectives of the Insured Trust are: (1) the receipt of income which, under existing law, is exclud-able from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and is exempt from State of Cali-fornia income taxation to individual Unit Holders resident in the State of California; and (2) the conservation of capital. The payment of interest and the preservation of principal of the Insured Trust is dependent on the continuing ability of the respective Issuers of the Securities or the bond insurers thereof to meet their obligations to pay principal and interest. Therefore, there is no guarantee that the objectives of the Insured Trust will be achieved. All of the Securities are obligations of the State of California or of the counties, municipalities or public authorities thereof. Interest on the Securities, in the opinion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is exclud-able from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and is exempt from State of Cali-fornia income taxes when owned by individual Unit Holders resident in the State of California. (For a discussion of certain tax aspects of the In-sured Trust, see: "Tax Status", in Part B. For a discussion of certain state tax aspects of the Insured Trust, see: "Special Considerations Re-garding California Securities -- California Tax Status", herein.)

          OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF THIS TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF THIS TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

          INSURANCE -- A policy of insurance guaranteeing the scheduled payment of principal and interest ("Bond Insurance") has been obtained from the bond insurers indicated on the "Schedule of Portfolio Securities", herein, and paid for by the Issuers of the Securities, or by third parties, for all the Securities in the Insured Trust. The policies of Bond Insur-ance are non-cancellable and cover default in the payment of principal and interest on the Securities so insured so long as such Securities remain outstanding, whether they are held in the Insured Trust or not. Bond In-surance on all Securities in the Insured Trust relates only to the Securi-ties in such Insured Trust and not to the Units offered hereby. No repre-sentation is made herein as to any bond insurer's ability to meet its obli-gations under a policy of Bond Insurance relating to a Security in the In-sured Trust. However, as a result of such Bond Insurance, the Securities, as well as the Units of the Insured Trust, are rated "AAA" by Standard &

Poor's Corporation. There can be no assurance that such "AAA" ratings will be retained. (See: "Insurance on the Securities in an Insured Trust", in Part B.)

          MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, pre-mium, if any, and interest received by the Insured Trust will be made on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Pro-grams of the Sponsor, neither of which are insured. (See: "Reinvestment Programs", in Part B.)

          PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of the Insured Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying Securities, divided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Discount", below, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

          ESTIMATED CURRENT RETURN -- The Estimated Current Return shows the return based on the Public Offering Price and is computed by multiply-ing the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual in-terest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Of-fering Price will also vary with fluctuations in the bid side evaluation of the underlying Securities. Therefore, it can be expected that the Esti-mated Current Return will fluctuate in the future. (See: "The Units -- Estimated Annual Income and Current Return", in Part B.)

          MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See: "Redemption", in Part B.) Market condi-tions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS -- An investment in Units of the Insured Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. The Insured Trust is considered to be concentrated in General Obligation Securities and General Revenue Lease Payment Securities (32.39% and 40.57%, respectively, of the aggregate market value of the Portfolio). (See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in Part B. See also: "Special Considerations Regarding California Securities", herein, for a discussion of additional risks relat-ing to Units of the Insured Trust.)

          SPECIAL CHARACTERISTICS OF THE INSURED TRUST -- The Portfolio of the Insured Trust consists of ten issues of Securities, all of which were issued by Issuers located in the State of California. Four issues of Secu-rities are each a general obligation of an Issuer. Six issues of Securi-ties, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Insured Trust contains the following categories of Securi-ties:

                                     Percentage of Aggregate
                                 Market Value of Trust Portfolio
Category of Security                  (as of August 15, 1997)

General Obligation...............             32.39%
General Revenue Lease Payment....             40.57%
Water and Sewer..................             13.14%
Prerefunded/Escrowed to                       13.90%
  Maturity.......................
Original Issue Discount..........             55.28%

          See: "The Trust -- Summary Description of the Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Insured Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Is-sue Discount.

          Of the Original Issue Discount bonds, approximately 4.20% of the aggregate principal amount of the Securities in the Insured Trust (or 1.57% of the market value of all Securities in the Insured Trust on August 15, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

          Securities representing approximately 14.58% of the aggregate market value of the Portfolio are subject to redemption at the option of the Issuer thereof beginning in 2000. (See: "Schedule of Portfolio Secu-rities," herein, and "The Trust _ Summary Description of the Portfolios _ Additional Securities Considerations _ Redemption of Securities," in Part B.)

          The Securities in the Insured Trust are insured to maturity by the insurance obtained by the Issuers or by third parties from the follow-ing insurance companies: AMBAC: 28.37%; FGIC: 45.97%; and MBIA: 25.66%.a

          On August 15, 1997, based on the bid side of the market, the ag-gregate market value of the Securities in the Portfolio was $3,648,638.10.

          The Securities in the Portfolio of the Insured Trust were chosen in part on the basis of their respective maturity dates. A long term Trust contains obligations maturing in 15 years or more from the Date of Deposit. The maturity date of the Insured Trust is January 1, 2041; the latest ma-turity of a Security therein is June 2022; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 18.309 years. The actual maturity dates of each of the Securities con-tained in the Insured Trust are shown on the "Schedule of Portfolio Securi-ties", herein.

          The Trustee shall receive annually 75 cents per $1,000 principal amount of Securities in the Insured Trust for its services as Trustee.
See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be incurred by the Insured Trust.

          On August 15, 1997, all the Securities in the Insured Trust were rated "AAA" by Standard & Poor's Corporation because of the Bond Insurance policies issued in respect of such Securities. (See: "Schedule of Portfo-lio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Insured Trust for the acqui-sition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not auto-matically require the elimination of such Security from the Portfolio.

          SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

          The sales charge will reflect different rates depending upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such calculations, and dividing this to-

a Percentages computed on the basis of the aggregate bid side evaluation of the Securities in the Insured Trust on August 15, 1997.

tal by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date unless: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory tender date will be deemed the date on which such Secu-rity matures.

                                 (as % of bid    (as % of Public
Time to Maturity               side evaluation)  Offering Price)

Less than six months........            0%                0%
six months to 1 year........        0.756%             0.75%
over 1 year to 2 years......        1.523%             1.50%
over 2 years to 4 years.....        2.564%             2.50%
over 4 years to 8 years.....        3.627%             3.50%
over 8 years to 15 years....        4.712%             4.50%
over 15 years...............        5.820%             5.50%

          The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified number of Units of a Trust set forth below.

                                             Dealer Concession
                            % of Effective   as % of Effective
Number of Units              Sales Charge       Sales Charge


1-99...................         100%                65%
100-249................          95%                62%
250-499................          85%                55%
500-999................          70%                45%
1,000 or more..........          55%                35%

          To qualify for the reduced sales charge and concession applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Pro-spectus.

          Units purchased at an Effective Sales Charge (before volume pur-chase discount) of less than 3.00% of the Public Offering Price (3.0927% of the bid side evaluation of the Securities) will not be eligible for ex-change at a reduced sales charge described under the Exchange Option.

          Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

          For further information regarding the volume discount, see:
"Public Offering of Units -- Volume Discount", in Part B.

          Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Infor-mation Systems, Inc." is replaced with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc."; and "Trustee" in Part B is amended so that "United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003" is re-placed with "The Chase Manhattan Bank, a New York Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, respectively.

          On May 31, 1997, Dean Witter, Discover & Co., Dean Witter's for-mer parent company, and Morgan Stanley Group Inc. merged to form MCWD. In connection with such merger, the corporate name or DWDC was changed to Mor-gan Stanley, Dean Witter, Discover & Co. ("MCWD").

          On December 20, 1995, Capital Guaranty Corporation merged with a subsidiary of Financial Security Assurance Holdings Ltd. In connection with such merger, (i) CGIC, the principal operating subsidiary of Capital Guaranty Corporation, became a wholly-owned subsidiary of FSA, the princi-pal operating subsidiary of Financial Security Assurance Holdings Ltd., and
(ii) the corporate name of CGIC was changed to Financial Security Assurance of Maryland Inc.

          SPECIAL CONSIDERATIONS REGARDING CALIFORNIA SECURITIES

Risk Factors

          Potential purchasers of the Units of a State Trust should con-sider the fact that the Trust's Portfolio consists primarily of Securities issued by the state for which such State Trust is named or its municipali-ties or authorities and realize the substantial risks associated with an investment in such Securities. Each State Trust is subject to certain ad-ditional risk factors:

          The Sponsor believes the information summarized below describes some of the more significant aspects of the State Trust. The sources of such information are the official statements of issuers as well as other publicly available documents. While the Sponsor has not independently verified this information, it has no reason to believe that such informa-tion is not correct in all material respects.

California Trust

          The State Trust will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal on their obligations. Various developments re-garding the California Constitution and State statutes which limit the tax-ing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obliga-tions. The following information constitutes only a brief summary and is not intended as a complete description.

          In 1978, Proposition 13, an amendment to the California constitu-tion, was approved, limiting real property valuation for property tax pur-poses and the power of local governments to increase real property tax revenues and revenues from other sources. Legislation adopted after Propo-sition 13 provided for assistance to local governments, including their distribution of the then-existing surplus in the General Fund, reallocation of revenues to local governments, and assumption by the State of certain local government obligations. However, more recent legislation reduced such state assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years. In Nordinger v. Hahn, the United States Supreme Court upheld certain provi-sions of Proposition 13 against claims that it violated the equal protec-tion clause of the Constitution.

          In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an "appropriations limit" on the spending authority of the State and local government entities. In general, the appropriations limit is based on cer-tain 1978-79 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local gov-ernment entities. The "appropriations limit" does not include appropria-tions for qualified capital outlay projects, certain increases in transpor-tation-related taxes, and certain emergency appropriations.

          If a government entity raises revenues beyond its "appropriations limit" in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpay-ers within two subsequent fiscal years, generally by a tax credit, refund or temporary suspension of tax rates or fee schedules. "Debt service" is excluded from these limitations, and is defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebt-edness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters]." In addition, Article XIIIB requires the State Legislature to establish a prudent State reserve, and to require the transfer of 50% of excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the ap-propriations limit.

          In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolu-tion or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmen-tal entity, (ii) requires that any special tax (defined as tax levied for other than general governmental purposes) imposed by local governmental en-tity be approved by a two-thirds vote of the voters within that jurisdic-tion, (iii) restricts the use of revenues from a special tax to the pur-poses or for the service for which the special tax was imposed, (iv) pro-hibits the imposition of ad valorem taxes on real property by local govern-mental entities except as permitted by the Proposition 13 amendment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1989, (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a re-duction of the amount of property tax revenue allocated to such local gov-ernment occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and (viii) permits these provisions to be amended exclusively by the voters of the State of California.

          In September 1995, the California Supreme Court upheld the con-stitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by noncharter cities in California without voter approval. It is not possible to predict the impact of the decision.

          In November 1988, California voters approved Proposition 98.
This initiative requires that revenues in excess of amounts permitted to be spent and which would otherwise be returned by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional im-provement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as met forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State of Califor-nia to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

          In November 1996, California voters approved Proposition 218.
The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposi-tion 218, charter cities could levy certain taxes such as transient occu-pancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for gen-eral governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, as-sessments, fees and charges.

          Certain tax-exempt securities in which the State Trust may invest may be obligations payable solely from the revenues of specific institu-tions, or may be secured by specific properties, which are subject to pro-visions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institu-tions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

          From 1990 to 1993, California (the "State") faced the worst eco-nomic, fiscal and budget conditions since the 1930s. Construction, manu-facturing (especially aerospace), exports and financial services, among others, were severely affected. Job losses were the worst of any post-war recession and have been estimated to have exceeded 800,000. California's economy has been recovering and growing steadily stronger since the start of 1994. The rate of economic growth in California in 1996, in terms of job gains, exceeded that of the rest of the United States. The State added nearly 350,000 jobs during 1996, surpassing its pro-recession employment peak of 12.7 million jobs. Another 380,000 jobs are expected to be created in 1997. The unemployment rate, while still higher than the national aver-age, fell to the low 6 percent range in mid-1997, compared to over 10 per-cent during the recession. Many of the new jobs were created in such in-dustries as computer service, software design, motion pictures and high technology manufacturing. Business services, export trade and other manu-facturing also experienced growth. All major economic regions of the State grew, with particularly large gains in the Silicon Valley region of North-ern California. Personal income grew by over 7 percent or $55 billion in 1996. The residential construction sector of the State's economy remained weak in 1996, with permits for new housing increasing modestly from the previous year. In addition, the restructuring and consolidation occurring in California's aerospace and financial services industries, while aimed at making the companies involved more efficient and competitive in the longer term, has produced some negative economic consequences in the shorter term, including an uncertain job outlook for many workers.

          The recession affected State tax revenues, which mirror economic conditions. It has also caused increased expenditures for health and wel-fare programs. The State has also been facing a structural imbalance in its budget with the largest programs supported by the General Fund (K-12 schools and community colleges, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not required to be credited to any other fund.) As a result, the State has experienced recurring budget deficits. With the end of the recession, the State's financial condition has improved in the 1995-96 and 1996-97 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. As of June 30, 1997, the State's budget reserve had a positive cash balance of $281 million. No deficit borrowing has occurred at the end of the last two fiscal years and the State's cash flow borrowing was limited to $3 billion in 1996-97.

          On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "Pools"), filed for protec-tion under Chapter 9 of the federal Bankruptcy Code. On June 12, 1996, Or-ange County emerged from bankruptcy after the successful sale of $880 mil-lion in municipal bonds allowed the county to pay off the last of its creditors. On January 7, 1997, Orange County returned to the municipal bond market with a $136 million bond issue maturing in 13 years at an in-sured yield of 7.23 percent.

          Los Angeles County, the nation's largest county is also experi-encing financial difficulty. In August 1995 the credit rating of the County's long-term bonds was downgraded for the third time since 1992 as a result of, among other things, severe operating deficits for the County's health care system. In addition, the County was affected by an ongoing loss of revenue caused by state property tax shift initiatives in 1993 through 1995. In June, 1997, the Los Angeles County Board of Supervisors approved an approximately $12 billion 1997-98 budget containing measures to eliminate a $157 million deficit. The County's budgetary difficulties have continued and their effect, as well as the effect of the improving Califor-nia economy, on the 1997-1998 budget is still uncertain.

1997-98 Fiscal Year Budget

          On August 18, 1997, the Governor signed the 1997-98 Budget Act. The Budget Act anticipates General Fund revenues and transfers of $52.5 billion (a 6.8 percent increase over the final 1996-97 levels), and expen-ditures of $52.8 billion (an 8.0 percent increase from the 1996-97 levels). On a budgetary basis, the budget reserve (SFEU) is projected to decrease from $408 million at June 30, 1997 to $112 million at June 30, 1998. (The expenditure figure assumes restoration of $200 million of vetoed funding.) The Budget Act also includes Special Fund expenditures of $14.4 billion (as against estimated Special Fund revenues of $14.0 billion), and $2.1 billion of expenditures from various Bond Funds. Following enactment of the Budget Act, the State implemented its annual cash flow borrowing program, issuing $3 billion of notes which mature on June 30, 1998.

          Upon signing the Budget Act, the Governor vetoed about $314 mil-lion of specific spending items, primarily in health and welfare and educa-tion areas from both the General Fund and Special Funds. The Governor an-nounced that he was prepared to restore about $200 million of education spending upon satisfactory completion of legislation on the education test-ing program. These issues will be taken up before the Legislature adjourns in mid-September.

          The following are major features of the 1997-98 Budget Act:

          1. For the second year in a row, the Budget contains a large increase in funding for K-14 education, reflecting strong revenues which have exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spending is allocated to prior fiscal years.

          2. The Budget Act reflects a $1.235 billion pension case judg-ment payment, and returns funding of the State's pension contribution to the quarterly basis existing prior to the deferral actions invalidated by the courts. In May, 1997, the California Supreme Court in PERS v. Wilson made final a judgment against the State requiring an immediate payment from the General Fund to the Public Employees Retirement Fund ("PERF") to make up certain deferrals in annual retirement fund contributions which had been legislated in earlier years for budget savings, and which the courts found to be unconstitutional. On July 30, 1997, at the Governor's direction, the Controller transferred $1.235 billion from the General Fund to the PERF in satisfaction of the judgment, representing the principal amount of the im-properly deferred payments from 1995-96 and 1996-97. No provision exists for any additional payments relating to this court case.

          3. Continuing the third year of a four-year "compact" which the State Administration has made with higher education units, funding from the General Fund for the University of California and California State Univer-sity has increased by about 6 percent ($121 million and $107 million, re-spectively), and there was no increase in student fees.

          4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels.

          5. Health and welfare costs are contained, continuing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs welfare reform program.

          6. Unlike prior years, this Budget Act does not depend on un-certain federal budget actions. About $300 million in federal funds, al-ready included in the federal FY 1997 and 1998 budgets, are included in the Budget Act, to offset incarceration costs for illegal immigrants.

          7. The Budget Act contains no tax increases, and no tax reduc-tions. The Renters Tax Credit has suspended for another year, saving ap-proximately $500 million. The Legislature has not yet made any decision on conformity of State tax laws to the recent federal tax reduction bill; a comprehensive review of this subject will take place next year.

          THE FOREGOING DISCUSSION OF THE 1997-1998 FISCAL YEAR BUDGET IS BASED IN LARGE PART ON STATEMENTS MADE IN A RECENT "PRELIMINARY OFFICIAL STATEMENT" DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

  State Indebtedness

          As of August 1, 1997, the State had over $17.82 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $8.26 billion remained unissued as of August 1, 1997. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of August 1, 1997, the State had approximately $6.17 billion of outstanding Lease-Purchase Debt.

          In addition to the general obligation bonds, State agencies and authorities had approximately $19.09 billion aggregate principal amount of revenue bonds and notes outstanding as of June 30, 1997. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit ob-ligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, edu-cational facilities (including the California State University and Univer-sity of California systems), housing, health facilities and pollution con-trol facilities.

  Litigation

          The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is in-volved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

  Ratings

          Because of the State's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 to Al from Aa by Moody's, to A from A+ by Standard & Poor's, and to A from AA by Fitch. All three rating agencies expressed uncertainty in the State's ability to bal-ance the budget by 1996. However, in 1996, citing California's improving economy and budget situation, both Fitch and Standard & Poor's raised their ratings from A to A+.

          The Sponsor believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Preliminary Official Statements and Offi-cial Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Al-though the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

                           California Tax Status

          On the Date of Deposit, special California counsel for the Spon-sor rendered an opinion under the then existing California state income tax law which read as follows:

          The Insured Trust is not an association taxable as a corporation under the income tax laws of the State of California;

          The income, deductions and credits against tax of the Insured Trust will be treated as the income, deductions and credits against tax of the holders of Units in the Insured Trust under the income tax laws of the State of California;

          Interest on the bonds held by the Insured Trust to the extent that such interest is exempt from taxation under California law will not lose its character as tax-exempt income merely because that income is passed through to the holders of Units; however, a corporation sub-ject to the California franchise tax is required to include that in-terest income in its gross income for purposes of determining its franchise tax liability;

          Each holder of a Unit in the Insured Trust will have a taxable event when the Insured Trust disposes of a bond (whether by sale, ex-change, redemption, or payment at maturity) or when the Unit holder redeems or sells his Units. The total tax cost of each Unit to a holder of a Unit in the Insured Trust is allocated among each of the bond issues held in the Insured Trust (in accordance with the propor-tion of the Insured Trust comprised by each bond issue) in order to determine the holder's per Unit tax cost for each bond issue, and the tax cost reduction requirements relating to amortization of bond pre-mium will apply separately to the per Unit tax cost of each bond is-sue. Therefore, under some circumstances, a holder of a Unit may re-alize taxable gain when the Insured Trust disposes of a bond or the holder's Units are sold or redeemed for an amount equal to or less than his original cost of the bond or Unit;

          Each holder of a Unit in the Insured Trust is deemed to be the owner of a pro rata portion of the Insured Trust under the personal property tax laws of the State of California;

          Each Unit holder's pro rata ownership of the bonds held by the Insured Trust, as well as the interest income therefrom, is exempt from California personal property taxes; and

          Amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of insurance issued with respect to such bonds will be excludable from gross income for California income tax pur-poses if, and to the same extent as, those amounts would have been so excludable if paid as interest by the respective issuer.

          In the opinion of Messrs. Paul, Hastings, Janofsky & Walker LLP, special California counsel to the Sponsor, no change in law has occurred since the Date of Deposit which would require a change in the above opin-ion.



                                   A-17
<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT
THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
INSURED CALIFORNIA SERIES 58


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Municipal Trust Insured California Series 58 as of June 30, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of June 30, 1997 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Insured California Series 58 as of June 30, 1997, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.





DELOITTE & TOUCHE LLP




August 4, 1997
New York, New York











                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                         INSURED CALIFORNIA SERIES 58

                                June 30, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $3,515,053) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                   $3,619,342

Accrued interest receivable                                           68,694

           Total                                                   3,688,036


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Cash overdraft                                                      5,777

   Accrued Trustee's fees and expenses                                 5,367

   Accrued Sponsor's fees                                              1,837

           Total liabilities                                          12,981


Net Assets:

   Balance applicable to 3,559 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less unrealized market
        appreciation of $104,289                     $3,619,342

      Undistributed principal and net investment
        income (Note (b))                                55,713


           Net assets                                             $3,675,055

Net asset value per Unit ($3,675,055 divided by 3,559 Units)      $ 1,032.61




                      See notes to financial statements
                                     F-2

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                         INSURED CALIFORNIA SERIES 58



                                               For the years ended June 30,
                                                1997       1996       1995


Investment income - interest                  $211,506   $211,342   $211,272

Less Expenses:

   Trustee's fees and expenses                   6,792      6,790      6,792

   Sponsor's fees and expenses                     894        894        894

           Total expenses                        7,686      7,684      7,686

           Investment income - net             203,820    203,658    203,586

Net unrealized market appreciation              91,356     51,193     73,350

Net increase in net assets resulting from
  operations                                  $295,176   $254,851   $276,936




                      See notes to financial statements
                                     F-3

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                         INSURED CALIFORNIA SERIES 58



                                            For the years ended June 30,
                                           1997         1996         1995

Operations:

   Investment income - net              $  203,820   $  203,658   $  203,586

   Net unrealized market appreciation       91,356       51,193       73,350

           Net increase in net assets
             resulting from operations     295,176      254,851      276,936


Less Distributions to Unit Holders:

   Investment income - net                (200,730)    (200,702)    (200,915)

           Total distributions            (200,730)    (200,702)    (200,915)


Less Capital Share Transactions:

   Redemption of 10 Units and 1 Unit,
     respectively                             -          (9,950)        (967)

   Accrued interest on redemption             -            (193)         (12)

           Total capital share
             transactions                     -         (10,143)        (979)

Net increase in net assets                  94,446       44,006       75,042

Net assets:

   Beginning of year                     3,580,609    3,536,603    3,461,561

   End of year (including undistributed
     principal and net investment in-
     come of $55,713, $55,509 and
     $65,419, respectively)             $3,675,055   $3,580,609   $3,536,603




                      See notes to financial statements
                                     F-4

                                    NOTES TO FINANCIAL STATEMENTS

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                     INSURED CALIFORNIA SERIES 58

                                            June 30, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (July 29, 1992) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.
                                                 F-5

                                    NOTES TO FINANCIAL STATEMENTS

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                     INSURED CALIFORNIA SERIES 58

                                            June 30, 1997



(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (July 29, 1992) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of June 30, 1997 follows:

       Original cost to investors                           $3,868,260
       Less:  Gross underwriting commissions (sales charge)   (189,528)
       Net cost to investors                                 3,678,732
       Cost of securities sold or redeemed                    (176,562)
       Unrealized market appreciation                          104,289
       Accumulated interest accretion                           12,883
       Net amount applicable to investors                   $3,619,342

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                                For the years ended June 30,
                                                 1997       1996      1995

       Net investment income distributions
         during year                         $   56.40   $   56.34  $ 56.28

       Net asset value at end of year        $1,032.61   $1,006.07  $990.92

       Trust Units outstanding at end
         of year                                 3,559       3,559    3,569
                                                     F-6

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                     INSURED CALIFORNIA SERIES 58

                                            June 30, 1997



Port-                                                                                                 Optional
folio                              Rating      Face        Coupon    Maturity       Sinking Fund      Refunding        Market
 No.   Title of Securities          <F1>      Amount        Rate        Date       Redemptions<F3> Redemptions<F2>  Value<F4><F5>

  1. Eastern Municipal Water
     District, Water and Sewer
     Revenue Refunding Certi-
     ficates of Participation,
     Series 1991A (FGIC Insured)
     <F7>                            AAA     $  450,000     6.300%   07/01/20      07/01/10@100      07/01/01@101      $  474,174

  2. City of Industry, General
     Obligation Bonds, Series
     1990 (Refunded) (FGIC
     Insured) <F6><F7>               AAA        425,000     6.000    07/01/18      NONE              07/01/99@102.375     450,445

  3. Natomas Union School
     District, General Obliga-
     tion Bonds, Election of
     1992, Series 1992A (MBIA
     Insured) <F8>                   AAA        200,000     6.000    09/01/16      NONE              09/01/02@102         206,200

  4. Natomas Union School
     District, General Obliga-
     tion Bonds, Election of
     1992, Series 1992A (MBIA
     Insured) <F8>                   AAA        200,000     6.000    09/01/17      NONE              09/01/02@102         206,200

  5. Oakland General Obligation
     Bonds, Series 1992 (FGIC
     Insured) <F7>                   AAA        250,000     6.000    06/15/22      06/15/18@100      06/15/02@102         256,412

  6. Redding School District,
     1991 General Obligation
     Bonds, Series B (AMBAC
     Insured) <F9>                   AAA        485,000     6.000    03/01/16      NONE              03/01/99@102         500,874

  7. San Bernardino County
     Certificates of Participa-
     tion (1992 West Valley
     Detention Center Refinanc-
     ing Project) (MBIA Insured)
     <F8>                            AAA        500,000     6.000    11/01/18      11/01/13@100      11/01/02@102         513,665

  8. Santa Clara County, 1991
     Refunding Certificates of
     Participation (Capital
     Project I) (AMBAC Insured)
     <F9>                            AAA        500,000     6.250    10/01/16      10/01/11@100      10/01/00@102         529,655

  9. Southern California Public
     Power Authority, Transmis-
     sion Project Revenue Bonds,
     1988 Refunding Series A
     (Southern Transmission Proj-
     ect) (FGIC Insured) (Escrow-
     ed to Maturity) <F7>            AAA        150,000     0.000    07/01/15      NONE              NONE                  55,014

 10. Walnut Valley Water Dis-
     trict, Certificates of Par-
     ticipation, Series 1992
     (Badillo/Grand Transmission
     Main and Terminal Storage
     Project) (FGIC Insured)<F7>     AAA        415,000     6.125    02/01/18      02/01/10@100      02/01/01@102         426,703

                                             $3,575,000                                                                $3,619,342




                                                   See notes to schedule of portfolio securities
                                                                        F-7

                              NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                     INSURED CALIFORNIA SERIES 58

                                            June 30, 1997





<F1> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F2> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F3> There is shown under this heading the date on which an issue of Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F4> The market value of the Securities as of June 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F5> At June 30, 1997, the unrealized market appreciation of all Securities was comprised of the following:

       Gross unrealized market appreciation         $104,289

       Gross unrealized market depreciation             -

       Unrealized market appreciation               $104,289

    The amortized cost of the Securities for Federal income tax purposes was $3,515,053 at June 30, 1997.

<F6> The Issuer has indicated that it will refund this Security on its optional redemption date.

<F7> Insured by Financial Guaranty Insurance Company ("FGIC").

<F8> Insured by Municipal Bond Insurance Association ("MBIA").

<F9> Insured by American Municipal Bond Assurance Corporation ("AMBAC").


                                                 F-8





(MODULE)
     (NAME)    DWSMTPARTB941
     (CIK)     0000840581
     (CCC)     uit*59fl
(/MODULE)







                    CONTENTS OF REGISTRATION STATEMENT


     This registration statement comprises the following documents:

     The facing sheet.

     The Cross Reference Sheet.

     The Prospectus.

     The signatures.

     Consents of Paul, Hastings, Janofsky & Walker LLP (included in Exhibit
     8), the Evaluator, Independent Auditors and Standard & Poor's Corpora-tion; all other consents were previously filed.

     The following exhibits:

      8.       Opinion of Paul, Hastings, Janofsky & Walker LLP.

     23. 1a. Consents of Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc.

          1b.  Consent of Independent Auditors.

          1d.  Consent of Standard & Poor's.

     27.       Financial Data Schedule.







                            CONSENT OF COUNSEL

          The consents of Counsel to the use of their names in the Prospec-tus included in this Registration Statement are contained in their opinions filed as Exhibit 5 and Exhibit 8 to this Registration Statement.




                                SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, each of the registrants, Dean Witter Select Municipal Trust, Insured California Series 58, certifies that it meets all of the requirements for effective-ness of this Registration Statement pursuant to Rule 485(b) under the Secu-rities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on their behalf by the under-signed, thereunto duly authorized, all in The City of New York and State of New York on the 4th day of September, 1997.


                    DEAN WITTER SELECT MUNICIPAL TRUST,
                    INSURED CALIFORNIA SERIES 58
                         (Registrants)

                    By:  DEAN WITTER REYNOLDS INC.
                              (Depositor)


                              Thomas Hines
                              Thomas Hines
                              Authorized Signatory

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the fol-lowing person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 4th day of September, 1997.

                                   DEAN WITTER REYNOLDS INC.


Name                 Office

Philip J. Purcell    Chairman and Chief  )
                     Executive Officer   )
                     and Directora       )
                                           By:Thomas Hines
                                              Thomas Hines
                                              Attorney-in-fact*










a Executed copies of the Powers of Attorney filed by a majority of the Board of Directors of Dean Witter Reynolds Inc. have been previously filed.





Name                           Office
Richard M. DeMartini           Director***
Robert J. Dwyer                Director***
Christine A. Edwards           Director***
James F. Higgins               Director***
Charles A. Fiumefreddo         Director**
Mitchell M. Merin              Director*
Stephen R. Miller              Director***
Richard F. Powers III          Director*
Philip J. Purcell              Director***
Thomas C. Schneider            Director**
William B. Smith               Director**

* Executed copies of the Powers of Attorney have been filed with the Se-curities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 97-1, File No. 333-16839.

** Executed copies of Powers of Attorney have been filed with the Securi-ties and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499.

*** Executed copies of Powers of Attorney have been filed with the Securi-ties and Exchange Commission in connection with the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 International Series 95-1, File No. 33-56389.